Goodwill and acquisitions - Cash-generating Units (CGUs) with Significant Goodwill (Detail) - GBP (£) £ in Millions		Jun. 30, 2020		Dec. 31, 2019		Jun. 30, 2019	[2],[3]
Disclosure of information for cash-generating units [line items]
Goodwill		£ 8,096.3	[1]	£ 10,110.6	[1]	£ 13,181.7
Brands with an indefinite useful life		1,129.8		1,078.2
GroupM [member]
Disclosure of information for cash-generating units [line items]
Goodwill	[1]	3,057.9		2,921.7
Wunderman Thompson [member]
Disclosure of information for cash-generating units [line items]
Goodwill	[1]	1,167.2		2,121.9
Brands with an indefinite useful life		433.3		409.7
VMLY&R [member]
Disclosure of information for cash-generating units [line items]
Goodwill	[1]	460.6		901.0
Brands with an indefinite useful life		203.6		199.1
Ogilvy [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	[1]	823.8		758.6
Brands with an indefinite useful life		218.5		211.1
Burson Cohn Wolfe [member]
Disclosure of information for cash-generating units [line items]
Goodwill	[1]	651.3		739.3
Brands with an indefinite useful life		138.0		130.2
Other [member]
Disclosure of information for cash-generating units [line items]
Goodwill	[1]	1,935.5		2,668.1
Brands with an indefinite useful life		£ 136.4		£ 128.1

[1]	Figures have been restated as described in the accounting policies.
[2]	Figures have been restated to be in accordance with IAS 32 Financial Instruments: Presentation, as described in the accounting policies.
[3]	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.